Supplement to the
Fidelity Freedom® Funds
Class K6
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Freedom® Income Fund will be renamed Fidelity Freedom® Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FF-K6-SSTK-0925-102-1.9885275.102	September 9, 2025

Supplement to the
Fidelity Freedom® Funds
Class K
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Freedom® Income Fund will be renamed Fidelity Freedom® Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FF-K2-SSTK-0925-102-1.9885273.102	September 9, 2025

Supplement to the
Fidelity Freedom® Funds
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Effective September 9, 2025, Fidelity Freedom® Income Fund will be renamed Fidelity® Freedom Retirement Fund. All references to the former name are replaced with the new name as appropriate.

FF-SSTK-0925-130-1.476278.130	September 9, 2025